Equity - Authorized shares and secondary follow-on equity offering (Details)			12 Months Ended
	Dec. 20, 2021 shares	Dec. 11, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares shares		Dec. 31, 2020 USD ($)	Jan. 01, 2021 USD ($)	[1]
Equity
Par value | $ / shares			$ 0	$ 0
Number of authorized shares			1,165,976,677	1,165,976,677
Treasury shares			(13,452,393)	(9,904,197)
Shares fully subscribed and paid			1,152,524,284	1,156,072,480
Forfeited during the year | EquityInstruments			103,712	551,732
Proceeds from issuance of shares | $		$ 164,400,000				$ 164,399,000
Increase in capital stock | $		$ 164,400,000				164,399,000
Legal reserve | $			$ 17,363,000	$ 17,363,000	[1]	$ 17,363,000	$ 17,363,000
Legal reserve as a percent of capital stock			8.50%	8.50%
Withholding tax on dividends distributions (as a percent)			10.00%
Tax rate for dividends which exceeds the CUFIN and CUFINRE			42.86%
Balance amount | $			$ 0.1	$ 0.1
Series A shares
Equity
Number of authorized shares			1,108,462,804	1,108,462,804
Number of shares per CPO		1
Series B shares
Equity
Number of authorized shares			57,513,873	57,513,873
Conversion of equivalent number of shares	30,538,000
Fixed Class I
Equity
Number of authorized shares			24,180	24,180
Shares fully subscribed and paid			24,180	24,180
Fixed Class I | Series A shares
Equity
Number of authorized shares			10,478	10,478
Fixed Class I | Series B shares
Equity
Number of authorized shares			13,702	13,702
Variable Class II
Equity
Number of authorized shares			1,165,952,497	1,165,952,497
Treasury shares			(13,452,393)	(9,904,197)
Shares fully subscribed and paid			1,152,500,104	1,156,048,300
Variable Class II | Series A shares
Equity
Number of authorized shares			1,108,452,326	1,108,452,326
Variable Class II | Series B shares
Equity
Number of authorized shares			57,500,171	57,500,171
American depositary shares
Equity
Weighted average share price | $ / shares		$ 11.25
Number of CPOs per ADS		10
Primary follow-on equity offering
Equity
Number of shares offered		134,000,000
Over-allotment | American depositary shares
Equity
Number of shares issued		20,100,000

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.